Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions	Total		Total	Called up share capital and share premium	[1],[2]	Other equity instruments [3]	Other reserves [4]	Retained earnings	Non-controlling interests
Beginning Balance, equity at Dec. 31, 2023	£ 71,864		£ 71,204	£ 4,288		£ 13,259	£ (77)	£ 53,734	£ 660
Profit after tax	3,323		3,297			510		2,787	26
Currency translation movements	(84)	[5]	(84)				(84)
Fair value through other comprehensive income reserve	(269)		(269)				(269)
Cash flow hedges	(90)	[5]	(90)				(90)
Retirement benefit remeasurements	(97)	[5]	(97)					(97)
Own credit	(462)	[5]	(462)				(462)
Total comprehensive income for the period	2,321		2,295			510	(905)	2,690	26
Employee share schemes and hedging thereof	647		647	65				582
Issue and redemption of other equity instruments	(355)		(355)			(263)		(92)
Other equity instruments coupon paid	(510)		(510)			(510)
Vesting of employee share schemes net of purchases	(485)		(485)				3	(488)
Dividends paid	(822)		(796)					(796)	(26)
Repurchase of shares	(782)		(782)	(97)			97	(782)
Other movements	(45)		(45)			(37)		(8)
Ending Balance, equity at Jun. 30, 2024	71,833		71,173	4,256		12,959	(882)	54,840	660
Profit after tax	3,033		3,010			481		2,529	23
Currency translation movements	38		38				38
Fair value through other comprehensive income reserve	(238)		(238)				(238)
Cash flow hedges	867		867				867
Retirement benefit remeasurements	(206)		(206)					(206)
Own credit	(360)		(360)				(360)
Total comprehensive income for the period	3,134		3,111			481	307	2,323	23
Employee share schemes and hedging thereof	330		330	38				292
Issue and redemption of other equity instruments	(896)		(896)			(892)		(4)
Other equity instruments coupon paid	(481)		(481)			(481)
Vesting of employee share schemes net of purchases	(24)		(24)				(4)	(20)
Dividends paid	(448)		(425)					(425)	(23)
Repurchase of shares	(978)		(978)	(108)			108	(978)
Other movements	11		11			8	3
Ending Balance, equity at Dec. 31, 2024	72,481		71,821	4,186		12,075	(468)	56,028	660	[6]
Profit after tax	4,030		4,007			484		3,523	23	[6]
Currency translation movements	(1,571)	[5]	(1,571)				(1,571)
Fair value through other comprehensive income reserve	408		408				408
Cash flow hedges	1,720	[5]	1,720				1,720
Retirement benefit remeasurements	(200)	[5]	(200)					(200)
Own credit	516	[5]	516				516
Total comprehensive income for the period	4,903		4,880			484	1,073	3,323	23	[6]
Employee share schemes and hedging thereof	751		751	82				669
Issue and redemption of other equity instruments	1,177		1,177			1,182		(5)
Other equity instruments coupon paid	(484)		(484)			(484)
Redemption of preference shares	(270)		(59)					(59)	(211)	[6]
Vesting of employee share schemes net of purchases	(566)		(566)				19	(585)
Dividends paid	(814)		(791)					(791)	(23)	[6]
Repurchase of shares	(834)		(834)	(67)			67	(834)
Other movements	11		11			9	2
Ending Balance, equity at Jun. 30, 2025	£ 76,355		£ 75,906	£ 4,201		£ 13,266	£ 693	£ 57,746	£ 449	[6]

[1]	During the six months ended 30 June 2025, Barclays PLC announced, alongside its FY24 results, a share buyback programme of £1,000m. This programme was partially executed during the period, with completion occurring on 24 July 2025. As part of this buyback, 270 million shares were repurchased and cancelled in the period. The nominal value of £67 million relating to these shares was transferred from Share capital to the Capital redemption reserve within Other reserves. In the year ended 31 December 2024, Barclays PLC completed two separate share buyback programmes totalling £1,750m. A total of 818 million shares were repurchased and cancelled, with a nominal value of £205 million transferred from Share capital to the Capital redemption reserve within Other reserves.
[2]	As at 30 June 2025, Called up share capital comprises 14,180m (December 2024: 14,420m) ordinary shares of 25p each.
[3]	Other equity instruments of £13,266m (December 2024: £12,075m) comprise AT1 securities issued by Barclays PLC. There were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £2,177m (net of £9m issuance costs) and one redemption of £995m (net of £5m issuance costs, transferred to retained earnings on redemption) for the period ended 30 June 2025. During the period ended 31 December 2024, there were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £1,598m, which includes issuance costs of £6m and two redemptions totalling £2,753m.
[4]	Details are shown in Note 14 - Other reserves on page 81.
[5]	Reported net of tax.
[6]	On 16 June 2025, Barclays Bank PLC redeemed and cancelled the outstanding 4.75% Non-Cumulative Callable Euro Preference Series 2 Shares. The principal outstanding was €319m. The movement of £211m in non-controlling interests relates to transfer of the share premium from the original issuance to retained earnings.